Commodity Taxes Recoverable and Other Receivables (Tables)	12 Months Ended
Jul. 31, 2019
Commodity Taxes Recoverable And Other Receivables [Abstract]
Schedule of commodity taxes recoverable and other receivables
	July 31, 2019	July 31, 2018
Commodity taxes recoverable	$14,415	$4,237
Accrued interest income	570	–
Other receivables (Note 20)	262	–
	$15,247	$4,237